Related Party Transactions (Related Party Balances) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Amount due to related parties:
New Oriental China	$ 164
Parent Company [Member]
Amount due from related parties:
Subtotal of amount due from related parties	28,644	40,578
Amount due to related parties:
New Oriental China	2,062	756
Parent Company [Member] | Beijing Judgment [Member]
Amount due from related parties:
Subtotal of amount due from related parties	7,328	16,474
Parent Company [Member] | Beijing Hewstone [Member]
Amount due from related parties:
Subtotal of amount due from related parties	2,807	5,862
Parent Company [Member] | Beijing Decision [Member]
Amount due from related parties:
Subtotal of amount due from related parties	4,271	7,341
Parent Company [Member] | Winner Park [Member]
Amount due from related parties:
Subtotal of amount due from related parties	10	8
Parent Company [Member] | Smart Shine [Member]
Amount due from related parties:
Subtotal of amount due from related parties	8,510	8,007
Parent Company [Member] | Elite Concept Holdings Limited [Member]
Amount due from related parties:
Subtotal of amount due from related parties	5,718	2,886
Parent Company [Member] | New Oriental China [Member]
Amount due to related parties:
New Oriental China	$ 2,062	$ 756